Income Taxes (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal	$ 48,764,000	$ 47,311,000
State	28,954,000	28,954,000
Total	$ 77,718,000	$ 76,265,000